Significant Transactions with Related Parties Included in Determination of Net Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Related Party Transaction [Line Items]
Interest expense-Deposits	₨ (173.4)	$ (2.7)	₨ (285.3)	₨ (300.8)
Non-Interest Revenue-Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	12,430.9	191.7	11,366.4	8,552.5
Interest and Dividend
Related Party Transaction [Line Items]
Related party transaction revenues	37.2	0.6	22.9	73.4
Administrative and other expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(4,987.9)	(76.9)	(3,794.7)	(2,400.9)
Premises and equipment expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(33.0)	$ (0.5)	(28.1)	(27.6)
Principal Owner
Related Party Transaction [Line Items]
Interest expense-Deposits	(55.7)		(72.5)	(76.0)
Principal Owner | Non-Interest Revenue-Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	2,074.5		1,788.3	1,443.7
Principal Owner | Interest and Dividend
Related Party Transaction [Line Items]
Related party transaction revenues	0.0		0.0	0.0
Principal Owner | Administrative and other expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(3,405.7)		(2,451.6)	(1,377.9)
Principal Owner | Premises and equipment expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(25.3)		(20.5)	(20.4)
Others
Related Party Transaction [Line Items]
Interest expense-Deposits	(117.7)		(212.8)	(224.8)
Others | Non-Interest Revenue-Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	10,356.4		9,578.1	7,108.8
Others | Interest and Dividend
Related Party Transaction [Line Items]
Related party transaction revenues	37.2		22.9	73.4
Others | Administrative and other expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(1,582.2)		(1,343.1)	(1,023.0)
Others | Premises and equipment expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	₨ (7.7)		₨ (7.6)	₨ (7.2)